Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Receivables [Abstract]
Disclosure of detailed information of other receivables
	December 31	December 31
	2024	2023
	USD in thousands	USD in thousands

Government institutions	11,881	8,665
Other receivables	7,444	19,594
Prepaid expenses	80,326	32,432

	99,651	60,691